Bankruptcy Settlement - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 21, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Lease rental income	$ 504,225	$ 468,732	$ 383,989
Gain on sale of containers, net	13,469	27,340	34,837
Bankruptcy proceedings with Korean lessee, claims settlement
Financing Receivable, Allowance for Credit Losses [Line Items]
Sales proceeds of rights to stock and notes payable received as claims settlement				9,926
Bad debt recovery				4,958
Lease rental income				2,620
Gain on sale of containers, net				277
Bankruptcy proceedings with Korean lessee, claims settlement | Owned fleet
Financing Receivable, Allowance for Credit Losses [Line Items]
Sales proceeds of rights to stock and notes payable received as claims settlement				$ 7,855